Inventories, Net (Details) - Schedule of inventories - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Finished goods	$ 11,443,135	$ 2,230,580
Work in process	1,481,664	31,303,333
Raw materials	21,616,348	28,370,424
Inventories, gross	34,541,147	61,904,337
Less: inventory write-down	(27,403,609)	(58,059,246)
Inventories, net	$ 7,137,538	$ 3,845,091